Other Expenses (Other Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Compensation	$ 287	$ 400	$ 455
Commissions	806	637	715
Volume-related costs	486	562	552
Interest Expense, Related Party	36	22	17
Capitalization of DAC	(260)	(334)	(399)
Interest expense on debt	153	175	170
Goodwill impairment	0	161	0
Premium taxes, licenses and fees	64	63	76
Professional services	292	89	65
Rent and related expenses	13	47	56
Other	606	462	413
Total other expenses	$ 2,483	$ 2,284	$ 2,120